UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

(v) Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

       February 5, 2015  to February 04, 2016
       Date of Report (Date of earliest event reported)  ___02/05/2016__________

SOUTH TEXAS HIGHER EDUCATION AUTHORITY, INC.
(Exact Name of Securitizer as specified in its charter)

       Commission File Number of securitizer:   None
       Central Index Key Number of securitizer: 0001546581

Mari Mann-Silva    956-971-3329
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) (v)


Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.
Not Applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.
The reporting entity has nothing to report for the reporting period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.
Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
SOUTH TEXAS HIGHER EDUCATION AUTHORITY, INC.

By:  	/s/ Mari Mann-Silva
Name: 	Mari Mann-Silva
Title: STHEA Assistant Treasurer


Date:  Februay 05, 2016